Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Consolidated net income (loss)	$ 1,909.3	$ 698.6	$ (389.9)
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation, depletion and amortization	1,252.2	1,112.1	1,141.9
Cost of real estate sold	121.2	207.9	87.7
Deferred income tax benefit	(1,069.4)	(20.4)	(160.9)
Share-based compensation expense	66.8	58.0	75.7
Pension and other postretirement funding (more) than expense (income)	(96.8)	(51.0)	275.6
Multiemployer pension withdrawals	184.2
Gain on sale of HH&B		(192.8)
Land and Development impairments	31.9	46.7
Other impairment adjustments	13.5	56.8	200.8
Impairment of Specialty Chemicals goodwill and intangibles			579.4
Loss (gain) on disposal of plant, equipment and other, net	2.9	(8.4)	(7.4)
Other	(96.3)	(87.3)	(80.6)
Change in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	(580.1)	(520.1)	(445.2)
Inventories	(72.1)	(48.2)	50.6
Other assets	(67.7)	(44.7)	(75.1)
Accounts payable	180.3	302.2	(197.1)
Income taxes	130.6	(67.1)	73.2
Accrued liabilities and other	20.7	21.5	94.6
Net cash provided by operating activities	1,931.2	1,463.8	1,223.3
Investing activities:
Capital expenditures	(999.9)	(778.6)	(796.7)
Cash paid for purchase of businesses, net of cash acquired	(239.9)	(1,588.5)	(376.4)
Debt purchased in connection with an acquisition			(36.5)
Cash receipts on sold trade receivables	461.6	411.2	473.8
Investment in unconsolidated entities	(114.3)	(2.5)	(179.9)
Proceeds from sale of HH&B		1,005.9
Proceeds from sale of property, plant and equipment	23.3	52.6	31.2
Proceeds from property, plant and equipment insurance settlement	7.9	3.5	0.9
Other	46.2	27.7	15.5
Net cash used for investing activities	(815.1)	(868.7)	(868.1)
Financing activities:
Proceeds from issuance of notes	1,197.3	998.4
(Repayments) additions to revolving credit facilities	(115.5)	421.8	125.5
Additions to debt	855.2	742.6	1,511.8
Repayments of debt	(2,032.9)	(2,331.9)	(1,073.3)
Other financing (repayments) additions	(24.2)	23.9	53.3
Specialty Chemicals spin-off of net cash and trust funding			(105.0)
Issuances of common stock, net of related minimum tax withholdings	26.6	35.8	11.8
Purchases of common stock	(195.1)	(93.0)	(335.3)
Cash dividends paid to stockholders	(440.9)	(403.2)	(380.7)
Cash distributions paid to noncontrolling interests	(33.3)	(47.0)	(33.5)
Other	7.7	(2.8)	(5.6)
Net cash used for financing activities	(755.1)	(655.4)	(231.0)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(28.2)	(2.1)	6.6
Increase (decrease) in cash, cash equivalents and restricted cash	332.8	(62.4)	130.8
Cash, cash equivalents and restricted cash at beginning of period	304.0	366.4	235.6
Cash, cash equivalents and restricted cash at end of period	636.8	304.0	366.4
Supplemental disclosure of cash flow information:
Income taxes, net of refunds	60.5	227.6	157.4
Interest, net of amounts capitalized	$ 284.4	$ 239.0	$ 229.9